Schedule of Assets (Held at End of Year) (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets

(a)	(b)	(c)	(d)	(e)
	Identity of Issue, Borrower,	Description of Investment, Including Maturity Date,		Current
	Lessor or Similar Party	Rate of Interest, Collateral, Par or Maturity Value	Cost	Value
	Separately Managed Funds:
*	Berkshire Hathaway	Gen Re Berkshire B ESOP Fund - Common Stock	**	$615,234,016
*	Berkshire Hathaway	Berkshire B Unitized Stock Fund - Common Stock	**	91,803,493
		Berkshire B Unitized Stock Fund - Money Market	**	1,196,695
	Mutual Funds:
*	Fidelity	S&P 500 Index	**	136,340,984
*	Fidelity	Government Institutional Fund	**	77,789,302
*	Fidelity	Balanced Fund K	**	119,219,633
	Vanguard	Mid-Cap Index Fund	**	43,487,760
	Vanguard	Small-Cap Index Fund	**	32,132,339
*	Fidelity	Spartan US Bond Index Fund	**	32,983,363
*	Fidelity	Freedom Index 2025 IPR	**	27,048,541
	Neuberger Berman	Genesis Trust Fund R6	**	16,287,488
*	Fidelity	Freedom Index 2020 IPR	**	10,317,147
	Vanguard	Inflation Protected Fund	**	13,101,104
	American Funds	Capital World Growth & Income Fund R6	**	17,223,341
	PIMCO	High Yield Fund	**	15,968,545
	Vanguard	All World Index Fund	**	20,251,400
	American Beacon	Large-Cap Fund R6	**	18,540,273
*	Fidelity	Freedom Index 2030 IPR	**	25,015,807
*	Fidelity	Overseas Fund K	**	17,167,641
*	Fidelity	Emerging Markets K	**	16,277,242
*	Fidelity	Real Estate Fund	**	7,270,371
	BlackRock	BlackRock Strategic Global Bond Fund K	**	7,652,946
*	Fidelity	Freedom Index 2035 IPR	**	23,190,872
*	Fidelity	Freedom Index 2040 IPR	**	29,216,288
*	Fidelity	Freedom Index 2015 IPR	**	3,117,545
*	Fidelity	Freedom Index 2050 IPR	**	12,376,158
*	Fidelity	Freedom Index 2010 IPR	**	153,815
*	Fidelity	Freedom Index 2060 IPR	**	642,775
*	Fidelity	Freedom Index Income IPR	**	1,417,119
	Collective Trust:
*	Fidelity Management Trust Co.	Managed Income Portfolio - Class 2	**	11,867,327
*	Fidelity Management Trust Co.	Growth Company Commingled Pool A	**	251,877,448
	Notes Receivable:
*	Various Participants	Notes Receivable (Maturity through 2054 at interest rates from 4.25% to 10.50%)	**	3,925,283
	Total			$1,700,094,061

* Party-in-interest.

** Cost information is not required for participant directed investments and, therefore, is not included.